Prepaid Expenses and Advance Payment to Suppliers - Schedule of Prepaid Expenses and Advance Payment to Suppliers (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Prepaid Expenses And Advance Payment To Suppliers
Prepaid expenses	$ 76,597
Advance payment to suppliers	122,616	96,717
Prepaid expenses and advance payment to suppliers	$ 199,213	$ 96,717